Finance Costs - Schedule of Finance Costs (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017		Jun. 30, 2018	Jun. 30, 2017
Finance Costs [Abstract]
Interest Expense – Short-Term Borrowings and Long-Term Debt	$ 134	$ 152		$ 262	$ 237
Unwinding of Discount on Decommissioning Liabilities	15	11		31	16
Other	7	5		13	14
Total	$ 156	$ 168	[1]	$ 306	$ 267	[1]

[1]	The comparative period has been restated to reflect discontinued operations as discussed in Note 8 and measurement period adjustments related to the Acquisition as discussed in Note 7.